CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Investments (Details) ₽ in Millions, $ in Millions		1 Months Ended				12 Months Ended
	Jul. 23, 2020	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 RUB (₽)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Mar. 31, 2020
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value		₽ 1,135				₽ 1,135		₽ 28,073		$ 15.4
Payments for investments		108	$ 1.5
Percentage of voting interest sold						25.00%	25.00%
Other non-operating loss				₽ 926	$ 12.5
Share of results of equity method investments in the amount of gain within other income/(loss), net						₽ (2,175)	$ (29.4)	(3,886)	₽ (194)
Sberbank
Investment in Debt and Equity Securities
Ownership interest acquired (as a percent)	50.00%			50.00%	50.00%
Percentage of voting interest sold	25.00%			25.00%	25.00%
II-Technologies
Investment in Debt and Equity Securities
Ownership interest											49.00%
Yandex.Market B.V. | Other (loss)/income
Investment in Debt and Equity Securities
Share of results of equity method investments in the amount of gain within other income/(loss), net						(2,470)	(33.4)	(4,330)	(576)
Yandex.Money | Other (loss)/income
Investment in Debt and Equity Securities
Share of results of equity method investments in the amount of gain within other income/(loss), net						316	$ 4.3	455	₽ 464
Yandex.Market B.V.
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value								25,075
Yandex.Money
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value								2,132
Unaffiliated technology companies
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value		636				636		447		8.6
Venture capital funds
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value		₽ 499				₽ 499		₽ 419		$ 6.8